COMMON SHARES (Details Narrative)																		1 Months Ended					2 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	Dec. 20, 2016 shares	Dec. 14, 2016 USD ($) shares	Aug. 16, 2016 shares	Aug. 07, 2016 shares	Jul. 17, 2015 USD ($) shares	Jul. 06, 2015 USD ($) shares	Jul. 01, 2015 USD ($) shares	Jun. 15, 2015 USD ($) shares	Jun. 12, 2015 USD ($) shares	Jun. 02, 2015 USD ($) shares	Apr. 15, 2015 USD ($) shares	Apr. 13, 2015 USD ($) shares	Mar. 12, 2015 USD ($) shares	Jan. 05, 2015 USD ($) $ / shares shares	Dec. 08, 2014 shares	Oct. 28, 2014 shares	Oct. 03, 2014 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Mar. 19, 2015 USD ($) shares	Oct. 31, 2014 USD ($) Number	Jun. 30, 2015 USD ($) shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($) Number	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	May 18, 2016 $ / shares
Issuance of shares for services (in shares)	6,538		3,077	1,100
Value of common stock issued for services | $																								$ 132,000	$ 385,000	$ 136,000		$ 745,000	$ 1,574,000
Issuance of common stock (in shares)		58,909								107,160
Value of common stock issued upon new issue | $		$ 84,000								$ 146,000															$ 594,000	$ 215,000		$ 717,000	$ 347,000
Beneficial principal loan converted | $																											$ 1,480,716
Number of shares issued upon conversion | Number																											577,387
Exercise price (in dollars per share) | $ / shares																														$ 7.54
Service Agreement [Member]
Issuance of shares for services (in shares)																2,577
Investor [Member]
Issuance of shares for services (in shares)													839						61,808	25,000	47,037		28,962
Value of common stock issued for services | $													$ 14,000						$ 199,000	$ 136,000	$ 738,000		$ 150,000
Beneficial principal loan converted | $																						$ 42,000
Number of shares issued upon conversion | Number																						3,631
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Exercise price (in dollars per share) | $ / shares														$ 0.001
Non-US Personnel (Subscription Agreement) [Member]
Issuance of common stock (in shares)					17,832
Value of common stock issued upon new issue | $					$ 39,000
Non-US Entity (Subscription Agreement) [Member]
Issuance of common stock (in shares)						18,681	15,384
Value of common stock issued upon new issue | $						$ 51,000	$ 32,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Issuance of common stock (in shares)									65,268		12,538
Value of common stock issued upon new issue | $									$ 140,000		$ 48,000
Number of shares options to purchase														7,692
Value of common stock options | $														$ 158,000
Non-US Person (Subscription Agreement) [Member]
Issuance of common stock (in shares)												3,205
Value of common stock issued upon new issue | $												$ 25,000
Carter Terry [Member]
Issuance of shares for services (in shares)															2
Non-US Citizen (Consulting Agreement) [Member]
Issuance of shares for services (in shares)																	15,385
Value of common stock issued for services | $																	$ 217,000
Number of shares options to purchase																	3,846
Exercise price of options (in dollars per share) | $ / shares																	$ .13
Consultant [Member]
Issuance of common stock (in shares)								11,538
Value of common stock issued upon new issue | $								$ 34,000
Non-US Person (Financial Advisor & Investment Banker Settlement Agreement) [Member]
Issuance of shares for services (in shares)																		8,679
Value of common stock issued for services | $																		$ 13,000
Maxim Group LLC [Member]
Issuance of shares for services (in shares)																		26,726
Value of common stock issued for services | $																		$ 34,000